Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Basic-
Net income (loss) attributable to NHI shareholders	¥ (11,233)	¥ 51,850	¥ (6,010)	¥ 108,706
Weighted average number of shares outstanding	3,394,584,313	3,526,321,204	3,394,856,369	3,530,324,525
Net income (loss) attributable to NHI shareholders per share	¥ (3.31)	¥ 14.7	¥ (1.77)	¥ 30.79
Diluted-
Net income (loss) attributable to NHI shareholders	¥ (11,251)	¥ 51,825	¥ (6,045)	¥ 108,664
Weighted average number of shares outstanding	3,389,189,961	3,586,187,615	3,390,540,890	3,598,185,304
Net income (loss) attributable to NHI shareholders per share	¥ (3.32)	¥ 14.45	¥ (1.78)	¥ 30.2